Financial instruments - Fair values and risk management - Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Weighted average effective interest rate, lease liabilities (%)	7.00%	4.00%
Weighted average effective interest rate, liabilities for puttable financial instrument (%)	15.00%	15.00%
Trade payables	$ 3,668	$ 1,671
Trade payables	3,668	1,671
Other liabilities	1,828
Other liabilities	1,828
Accrued expenses and other liabilities		8,175
Accrued expenses and other liabilities		8,175
Lease liabilities	5,772	2,369
Lease liabilities	7,204	2,441
Liabilities for puttable financial instrument	14,309	14,623	$ 17,139
Liabilities for puttable financial instrument	16,834	17,139
Financial liabilities	25,577	26,838
Liabilities, undiscounted cash flows	29,534	29,426
Within 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	3,668	1,671
Other liabilities	1,828
Accrued expenses and other liabilities		8,175
Lease liabilities	4,034	1,549
Liabilities for puttable financial instrument	16,834	17,139
Liabilities, undiscounted cash flows	26,364	28,534
After 1 year but within 2 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	0	0
Other liabilities	0
Accrued expenses and other liabilities		0
Lease liabilities	1,805	788
Liabilities for puttable financial instrument	0	0
Liabilities, undiscounted cash flows	1,805	788
After 2 years but within 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	0	0
Other liabilities	0
Accrued expenses and other liabilities		0
Lease liabilities	1,365	104
Liabilities for puttable financial instrument	0	0
Liabilities, undiscounted cash flows	$ 1,365	$ 104